Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ (176,574)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	(160,638)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(51,352)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(54,620)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	51,352
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	54,620
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1		(160,638)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2		(31,001)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3		34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4		34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5		(54,620)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6		(10,540)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7		54,620
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8		10,540
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9		0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10		$ 0